Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Accounting Policies (Tables) [Abstract]
Share based payments

	Three Months Ended
	July 31,

	2011	2010

Share-based compensation expense included in selling, distribution, and administrative expenses	$5,151	$4,340
Share-based compensation expense included in other merger and integration costs	881	988
Share-based compensation expense included in other restructuring costs	43	64

Total share-based compensation expense	$6,075	$5,392

Related income tax benefit	$2,014	$1,688

The following table summarizes amounts related to share-based payments.

		April 30,
	2011	2010	2009

Share-based compensation expense included in selling, distribution, and administrative expenses	$19,896	$20,687	$14,043
Share-based compensation expense included in merger and integration costs	4,148	5,262	8,062
Share-based compensation expense included in other restructuring costs	290	0	0

Total share-based compensation expense	$24,334	$25,949	$22,105

Related income tax benefit	$8,064	$8,402	$7,261